Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Transactions Segment	Dec. 31, 2012 Transactions	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of reportable operating segment	1
Number of unsettled transactions	0	0
Credit related OTTI charges	$ 0	$ 0	$ 250,000
Loans held for sale including commercial real estate loans	20,700,000	120,900,000
Loans held-for-sale	20,662,000	99,013,000
Commercial loans and commercial real estate loans placed on non-accrual status	90 days
Goodwill impairment	0	0	0
Carrying amount of goodwill	38,188,000	38,188,000
Investments in general account	26,200,000
Investments in separate account	51,000,000
Bank owned life insurance (BOLI)	77,236,000	76,858,000
Gross carrying value of loan servicing assets	364,000	389,000
Valuation adjustments to loan servicing assets	58,000	95,000	0
Valuation allowance for loan servicing assets	177,000	118,000
Treasury stock	1,996,621	2,106,723
Stock-based incentive plans, options expiry term	10 years
Stock options granted	10 years
Deferred tax assets valuation allowance	119,349,000	113,398,000
Deferred tax assets net of valuation allowance	4,600,000
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans delayed before impairment period	90 days
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days
Commercial Properties [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale		21,900,000
Delinquent loans charge-off	180 days
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-for-sale		99,000,000
Fair value adjustment		$ 2,100,000
Residential real estate loans placed on non-accrual status	90 days
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Delinquent loans charge-off	180 days